ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 106,825,173	$ 45,438,767	$ 19,295,063
Allowance made during the year	257,932	61,387,013	26,556,358
Amount written-off against allowance	(10,025,295)	(607)	(412,654)
Balance, end of the year	97,057,810	106,825,173	45,438,767
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Allowance made during the year	$ 0	$ 2,800,000	$ 9,500,000